Trade Accounts Receivable, Net (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Trade Accounts Receivable, Net
Loans to employees		$ 118	$ 118
Others		3,156	2,608
Trade accounts receivable, Net	$ 1,653	$ 33,898	28,249
Expected credit loss percentage	12.00%	12.00%
Cost
Trade Accounts Receivable, Net
Trade accounts receivables		$ 30,564	26,309
Accumulated impairment
Trade Accounts Receivable, Net
Trade accounts receivable, Net		(1,951)	(2,462)
The Coca-Cola company
Trade Accounts Receivable, Net
Receivables from related parties		820	509
Heineken Group
Trade Accounts Receivable, Net
Receivables from related parties		$ 1,191	$ 1,167
Maximum
Trade Accounts Receivable, Net
Percentage of unrecoverable trade accounts receivables	5.00%